                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):    [ ] is a restatement.

                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Chesley, Taft & Associates, LLC

Address:       10 South LaSalle Street, Suite 3250
               Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Faris F. Chesley
Title:   Manager
Phone:   312/873-1260

Signature, Place, and Date of Signing:

      /s/ Faris F. Chesley            Chicago, Illinois        February 1, 2006

      Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 125

Form 13F Information Table Value Total: 378165 (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                           FORM 13F INFORMATION TABLE

FORM 13F
31-Dec-05

                                                                                                  Voting Authority
                                                                                                  -----------------
                                                               Value   Shares/  Sh/ Put/  Invstmt   Other
Name of Issuer                     Title of class    CUSIP    (x$1000) Prn Amt  Prn Call  Dscretn  Managers   Sole  Shared   None
------------------------------     --------------  ---------  -------- -------- --- ----  ------- ---------- ------ ------ ---------
3M Company                              COM        88579y101     10372   133827 SH         Sole               45112           88715
AON Corp                                COM        037389103       127     3535 SH         Sole                2235            1300
Abbott Labs                             COM        002824100      1234    31288 SH         Sole               22488            8800
Accenture, Ltd.                         COM        G1150G111      2463    85330 SH         Sole               70630           14700
Adobe Systems Inc.                      COM        00724F101      3021    81735 SH         Sole               67910           13825
Advance Auto Parts, Inc.                COM        00751Y106     13191   303512 SH         Sole               64360          239152
Alcon Inc.                              COM        h01301102       350     2700 SH         Sole                 450            2250
Altera Corp                             COM        021441100       582    31418 SH         Sole               24278            7140
Altria Group Inc.                       COM        02209s103       477     6381 SH         Sole                5981             400
Amerada Hess Corporation                COM        023551104       240     1892 SH         Sole                1892
American Express                        COM        025816109       463     9000 SH         Sole                8400             600
American International Group            COM        026874107       319     4680 SH         Sole                3720             960
Amgen, Inc.                             COM        031162100      1861    23595 SH         Sole               18945            4650
Anteon International Corporati          COM        03674E108      4663    85800 SH         Sole                3250           82550
Apache Corp                             COM        037411105      1271    18550 SH         Sole               10450            8100
Apple Computer, Inc.                    COM        037833100       129     1800 SH         Sole                1800
Autodesk, Inc.                          COM        052769106      4451   103692 SH         Sole               82242           21450
BP PLC ADR United Kingdom               COM        055622104      4758    74094 SH         Sole                8441           65653
Bank of America Corporation             COM        060505104      8031   174020 SH         Sole               19621          154399
Becton Dickinson & Company              COM        075887109       252     4200 SH         Sole                4200
Bed Bath & Beyond, Inc.                 COM        075896100      7576   209569 SH         Sole               67340          142229
Capital One Financial Corp              COM        14040H105       220     2550 SH         Sole                2200             350
Caremark RX Inc                         COM        141705103     12736   245923 SH         Sole               69505          176418
Century Telephone Enterprises           COM        156700106       249     7504 SH         Sole                3117            4387
ChevronTexaco Corp                      COM        166764100      7937   139815 SH         Sole               41821           97994
Cisco Systems                           COM        17275R102      1649    96335 SH         Sole               70610           25725
Citigroup Inc.                          COM        172967101      1123    23143 SH         Sole               13526            9617

Coca-Cola Co                            COM        191216100       578    14345 SH         Sole               10170            4175
Cognizant Technology Solutions          COM        192446102      4409    87705 SH         Sole               71780           15925
Cognos, Inc.                            COM        19244c109       929    26775 SH         Sole               23525            3250
Colgate Palmolive Company               COM        194162103       242     4405 SH         Sole                4405
Comcast Corp-Cl A                       COM        20030N101       255     9846 SH         Sole                                9846
Consolidated Communications Ho          COM        209034107      1276    98200 SH         Sole               40800           57400
Consolidated Edison, Inc.               COM        209115104       209     4501 SH         Sole                1801            2700
Consolidated-Tomoka Land Co.            COM        210226106       376     5309 SH         Sole                                5309
Covance, Inc.                           COM        222816100      7736   159335 SH         Sole               38510          120825
Danaher Corp                            COM        235851102      3593    64415 SH         Sole               46000           18415
Dell Inc.                               COM        247025109      2618    87397 SH         Sole               61347           26050
Devon Energy Corporation                COM        25179m103      2861    45745 SH         Sole                6720           39025
Dow Chemical Corporation                COM        260543103       355     8100 SH         Sole                3500            4600
EMC Corporation                         COM        268648102      7102   521470 SH         Sole              141120          380350
Ecolab Inc.                             COM        278865100      1492    41125 SH         Sole               32800            8325
Emerson Electric                        COM        291011104       553     7400 SH         Sole                4850            2550
Express Scripts Inc Cl A                COM        302182100      7754    92533 SH         Sole               76408           16125
Exxon Mobil Corp                        COM        30231G102      7975   141984 SH         Sole               36368          105616
FedEx Corp                              COM        31428x106      7882    76235 SH         Sole               20485           55750
Fiserv Inc.                             COM        337738108       502    11599 SH         Sole                6137            5462
Fisher Scientific Internationa          COM        338032204      8248   133330 SH         Sole               30805          102525
Fortune Brands                          COM        349631101      6521    83575 SH         Sole               14025           69550
Freddie Mac                             COM        313400301       485     7425 SH         Sole                6425            1000
General Electric Co.                    COM        369604103     10279   293255 SH         Sole              113117          180138
Grainger WW Inc                         COM        384802104       427     6005 SH         Sole                3555            2450
Harley Davidson Inc.                    COM        412822108      1525    29621 SH         Sole               19496           10125
Headwaters, Inc.                        COM        42210P102       312     8800 SH         Sole                                8800
Health Management Associates,           COM        421933102       236    10747 SH         Sole                8247            2500
Hormel Foods Corp                       COM        440452100       229     7000 SH         Sole                                7000
Illinois Tool Works                     COM        452308109      3038    34531 SH         Sole               27856            6675
Intel Corporation                       COM        458140100      3618   144959 SH         Sole              105889           39070
International Business Machine          COM        459200101     10243   124608 SH         Sole               37000           87608
JPMorgan Chase & Co.                    COM        46625h100      7406   186605 SH         Sole               30614          155991
Jacobs Engineering                      COM        469814107      3477    51225 SH         Sole               45425            5800
Johnson & Johnson                       COM        478160104      8507   141540 SH         Sole               51755           89785
Johnson Controls, Inc.                  COM        478366107      3902    53523 SH         Sole               45848            7675
Kimberly Clark Corporation              COM        494368103       642    10770 SH         Sole                6670            4100

L-3 Communications Holdings, I          COM        502424104       938    12620 SH         Sole               11870             750
Liberty Media Corporation               COM        530718105       111    14111 SH         Sole                3111           11000
Linear Technology Corp                  COM        535678106       633    17555 SH         Sole               12180            5375
Lowes Companies Inc.                    COM        548661107      6855   102840 SH         Sole               20450           82390
Lucent Technologies Inc.                COM        549463107        41    15471 SH         Sole                1800           13671
MBNA Corp                               COM        55262L100      1893    69733 SH         Sole               49638           20095
Marvell Technology Group Ltd.           COM        G5876H105      3053    54435 SH         Sole               43385           11050
McDonalds Corporation                   COM        580135101       303     8991 SH         Sole                8085             906
Medtronic Inc.                          COM        585055106      4682    81334 SH         Sole               63864           17470
Merck                                   COM        589331107       249     7825 SH         Sole                7425             400
Microsoft Corporation                   COM        594918104      2976   113794 SH         Sole               76804           36990
National Fuel Gas Co                    COM        636180101       405    13000 SH         Sole                               13000
Northern Trust Company                  COM        665859104      1029    19856 SH         Sole                8106           11750
Nurses Network Com Inc                  COM        670577105         0    34482 SH         Sole                               34482
O.T. Mining Corporation                 COM        671061109       113    30000 SH         Sole                               30000
Omnicom Group                           COM        681919106      1366    16050 SH         Sole               13175            2875
Paychex Inc.                            COM        704326107       451    11822 SH         Sole               11257             565
Pepsico Inc.                            COM        713448108      1937    32781 SH         Sole               22631           10150
Pfizer, Inc                             COM        717081103      2867   122958 SH         Sole               72527           50431
PrivateBancorp, Inc.                    COM        742962103      1016    28550 SH         Sole               11500           17050
Procter & Gamble Company                COM        742718109      9363   161774 SH         Sole               55009          106765
Qualcomm Inc.                           COM        747525103      1337    31025 SH         Sole               24450            6575
Quest Diagnostics, Inc.                 COM        74834l100      4956    96275 SH         Sole                               96275
Royal Dutch Shell PLC ADR CL A          COM        780259206       475     7721 SH         Sole                1421            6300
SLM Corp                                COM        78442P106      1433    26015 SH         Sole               23315            2700
Sara Lee Corp                           COM        803111103       395    20911 SH         Sole               18711            2200
Schlumberger Ltd                        COM        806857108       391     4029 SH         Sole                3879             150
Servicemaster Co. (The)                 COM        81760N109       333    27875 SH         Sole                 900           26975
Sprint Nextel Corporation               COM        852061100       334    14295 SH         Sole                4125           10170
St. Jude Medical                        COM        790849103      2240    44615 SH         Sole               36595            8020
Starbucks Corp                          COM        855244109      6113   203706 SH         Sole              174266           29440
Stericycle Inc.                         COM        858912108      3741    63530 SH         Sole               53305           10225
Stryker Corporation                     COM        863667101       341     7670 SH         Sole                6670            1000
Suntrust Banks Inc                      COM        867914103       273     3750 SH         Sole                 450            3300
Symantec Corp                           COM        871503108       739    42200 SH         Sole               36700            5500
Sysco Corp                              COM        871829107      5042   162370 SH         Sole              102280           60090
Target Corporation                      COM        87612e106      3855    70137 SH         Sole               56385           13752

Teva Pharmaceutical Industries          COM        881624209     14905   346542 SH         Sole               97815          248727
Texas Instruments Inc.                  COM        882508104      4775   148880 SH         Sole               32475          116405
The PMI Group, Inc.                     COM        69344M101      2973    72400 SH         Sole                1500           70900
UTi Worldwide, Inc.                     COM        G87210103      6278    67625 SH         Sole               22950           44675
United Technologies Corp                COM        913017109       269     4810 SH         Sole                3310            1500
UnitedHealth Group, Inc.                COM        91324p102      4828    77701 SH         Sole               62535           15166
Videorec Technologies-Private           COM        926990656         0    18438 SH         Sole                               18438
Wachovia Corp                           COM        929903102       715    13525 SH         Sole                8700            4825
Wal Mart Stores, Inc.                   COM        931142103       882    18850 SH         Sole               15335            3515
Walgreen Company                        COM        931422109     13549   306114 SH         Sole               88581          217533
WellPoint, Inc.                         COM        94973V107      7875    98699 SH         Sole                8740           89959
Wells Fargo & Co.-New                   COM        949746101     12104   192644 SH         Sole               67279          125365
William Wrigley Jr Co                   COM        982526105      2773    41708 SH         Sole               27970           13738
Williams Companies                      COM        969457100       232    10000 SH         Sole                               10000
Zimmer Holdings, Inc.                   COM        98956P102      1315    19500 SH         Sole               11400            8100
SPDR Trust, Series 1                    ETF        78462f103       953     7650 SH         Sole                3865            3785
iShares Lehman US Treasury INF          ETF        464287176      1423    13835 SH         Sole                3585           10250
iShares MSCI Emerging Mkt               ETF        464287234      2025    22950 SH         Sole                6915           16035
iShares MSCI Japan Index Fund           ETF        464286848       264    19500 SH         Sole                4000           15500
iShares S&P Smallcap 600 Index          ETF        464287804      1457    25200 SH         Sole               18775            6425
iShares Trust MSCI EAFE Index           ETF        464287465      4622    77765 SH         Sole               57160           20605
iShares Trust S&P MidCap 400 I          ETF        464287507      2385    32323 SH         Sole               28732            3591
iShares tr Lehman 1-3 Year              ETF        464287457       245     3050 SH         Sole                2000            1050
Royal Bk Scotland Group Plc 6.          PFD        780097796      1502    59100 SH         Sole                5200           53900
REPORT SUMMARY                          125        DATA RECORDS 378165        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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